Deferred Tax Assets and Income Tax Provision (Details Narrative) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Deferred Tax Assets and Income Tax Provision (Details)
Net operating loss ("NOL") carry forwards	$ 640,523
Future taxable income, description	through 2039
Deferred tax assets	$ 134,500	$ 139,000
Valuation allowance	$ 4,500	$ 77,200